UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2013 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--1.2%
Thor Industries	51,900		3,012,276
Banks--5.4%
BB&T	84,400		2,848,500
Comerica	129,150		5,076,887
KeyCorp	387,600		4,418,640
Regions Financial	136,400		1,263,064
			13,607,091
Capital Goods--7.1%
3M	17,650		2,107,586
Donaldson	50,750		1,935,097
Fluor	42,000		2,980,320
General Electric	78,700		1,880,143
Ingersoll-Rand	22,250		1,444,915
Parker Hannifin	42,250		4,593,420
Snap-on	28,900		2,875,550
			17,817,031
Commercial & Professional Services--1.5%
Tyco International	109,400		3,826,812
Consumer Durables & Apparel--.8%
Hasbro	45,700		2,154,298
Consumer Services--1.8%
Marriott International, Cl. A	107,900		4,538,274
Diversified Financials--4.7%
American Express	63,200		4,772,864
Discover Financial Services	24,000		1,212,960
State Street	18,700		1,229,525
T. Rowe Price Group	31,850		2,290,971
Waddell & Reed Financial, Cl. A	48,600		2,501,928
			12,008,248
Energy--9.9%
Bristow Group	24,100		1,753,516
ConocoPhillips	70,950		4,931,734
Denbury Resources	192,200	a	3,538,402
Devon Energy	46,250		2,671,400
EnCana	64,300		1,114,319
Hess	38,900		3,008,526
Marathon Petroleum	33,550		2,157,936
Noble Energy	19,200		1,286,592
Phillips 66	20,950		1,211,329
Spectra Energy	97,550		3,339,136
			25,012,890
Food & Staples Retailing--2.6%
Costco Wholesale	5,800		667,696
Kroger	47,750		1,926,235
Whole Foods Market	67,300		3,937,050
			6,530,981
Food, Beverage & Tobacco--3.7%
Coca-Cola Enterprises	81,650		3,283,146
Hershey	43,900		4,060,750
PepsiCo	25,250		2,007,375
			9,351,271
Health Care Equipment & Services--4.8%
AmerisourceBergen	48,200		2,945,020
Becton Dickinson & Co.	27,775		2,778,056
Edwards Lifesciences	36,900	a	2,569,347
Laboratory Corp. of America

Holdings	12,900	a	1,278,906
Patterson	61,350		2,466,270
			12,037,599
Household & Personal Products--.9%
Clorox	15,250		1,246,230
Procter & Gamble	12,475		942,985
			2,189,215
Insurance--1.5%
Aflac	28,400		1,760,516
Marsh & McLennan	46,900		2,042,495
			3,803,011
Materials--3.4%
Alcoa	126,300		1,025,556
Avery Dennison	28,900		1,257,728
Ball	82,850		3,718,308
International Flavors & Fragrances	15,600		1,283,880
Sigma-Aldrich	14,950		1,275,235
			8,560,707
Media--3.6%
Discovery Communications, Cl. A	49,350	a	4,166,127
Scripps Networks Interactive, Cl. A	35,900		2,804,149
Time Warner Cable	18,150		2,025,540
			8,995,816
Pharmaceuticals, Biotech & Life Sciences--12.4%
Agilent Technologies	87,450		4,481,813
Allergan	11,700		1,058,265
AstraZeneca, ADR	50,350		2,614,676
Biogen Idec	14,500	a	3,491,020
Bristol-Myers Squibb	77,600		3,591,328
Eli Lilly & Co.	44,250		2,227,102
Life Technologies	76,400	a	5,717,012
Merck & Co.	55,050		2,620,931
Novartis, ADR	40,700		3,122,097
Waters	22,800	a	2,421,588
			31,345,832
Retailing--4.4%
Bed Bath & Beyond	12,200	a	943,792
Gap	95,350		3,840,698
Nordstrom	47,550		2,672,310
O'Reilly Automotive	7,950	a	1,014,341
PetSmart	17,850		1,361,241
The TJX Companies	23,850		1,344,902
			11,177,284
Semiconductors & Semiconductor Equipment--3.9%
Applied Materials	303,600		5,325,144
Intel	131,800		3,020,856
LSI	183,450		1,434,579
			9,780,579
Software & Services--9.4%
Accenture, Cl. A	19,050		1,402,842
CA	70,700		2,097,669
International Business Machines	28,775		5,328,554
Intuit	49,250		3,265,768
Microsoft	193,800		6,455,478
Oracle	117,025		3,881,719
Symantec	51,000		1,262,250
			23,694,280
Technology Hardware & Equipment--9.8%
Apple	12,400		5,911,700
Avnet	42,425		1,769,547
Cisco Systems	199,075		4,662,337

EMC	153,625		3,926,655
Jabil Circuit	115,850		2,511,628
Motorola Solutions	56,050		3,328,249
Seagate Technology	31,000		1,355,940
TE Connectivity	27,000		1,398,060
			24,864,116
Telecommunication Services--3.8%
AT&T	113,100		3,825,042
Verizon Communications	122,750		5,727,515
			9,552,557
Transportation--1.6%
Norfolk Southern	18,050		1,396,167
Southwest Airlines	88,000		1,281,280
Union Pacific	8,450		1,312,623
			3,990,070
Utilities--1.5%
Consolidated Edison	23,800		1,312,332
Pinnacle West Capital	45,900		2,512,566
			3,824,898
Total Common Stocks
(cost $193,913,332)			251,675,136

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $671,667)	671,667	[b]	671,667
Total Investments (cost $194,584,999)	100.0%		252,346,803
Liabilities, Less Cash and Receivables	(.0%)		(15,324)
Net Assets	100.0%		252,331,479

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciated on investments was $57,761,804 of which $59,284,009 related to appreciated investment securities and $1,522,205 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	12.4
Energy	9.9
Technology Hardware & Equipment	9.8
Software & Services	9.4
Capital Goods	7.1
Banks	5.4
Health Care Equipment & Services	4.8
Diversified Financials	4.7
Retailing	4.4
Semiconductors & Semiconductor Equipment	3.9
Telecommunication Services	3.8
Food, Beverage & Tobacco	3.7
Media	3.6
Materials	3.4
Food & Staples Retailing	2.6
Consumer Services	1.8
Transportation	1.6
Commercial & Professional Services	1.5
Insurance	1.5
Utilities	1.5
Automobiles & Components	1.2

Consumer Durables & Apparel	.8
Household & Personal Products	.9
Money Market Investment	.3
100.0

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)